Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash, cash equivalents and restricted cash - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of cash, cash equivalents and restricted cash [Abstract]
Cash held in banks	$ 2,123	$ 1,199
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 3.95% and 0.1%)	47,822	10,003
Total cash and cash equivalents	49,945	11,202
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	299	321
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 50,357	$ 11,636